Stockholders' Equity and Stock-Based Compensation	9 Months Ended
Mar. 31, 2020
Equity [Abstract]
Stockholders' Equity and Stock-Based Compensation

Note 5 – Stockholders' Equity and Stock-Based Compensation

A summary of our unvested Restricted Shares and Restricted Stock Units ("RSUs") activity for the nine months ended March 31, 2020 is presented in the table below:

	Restricted Shares	Restricted Stock Units	Total	Weighted Average Grant Date Fair Value
Nonvested at July 1, 2019	215,063	-	215,063	$11.99
Granted	-	359,554	359,554	7.64
Vested	(86,654)	(10,223)	(96,877)	11.40
Forfeited	(52,755)	(24,210)	(76,965)	10.04
Nonvested at March 31, 2020	75,654	325,121	400,775	$8.61

For the three and nine months ended March 31, 2020, stock-based compensation expense related to the ratable amortization of the unvested Restricted Shares and RSUs was $0.3 million and $0.8 million, respectively, and $3.1 million of total unrecognized costs related to Restricted Shares and RSUs will be ratably recognized over an estimated weighted average remaining vesting period of 3.2 years.

Warrants

A summary of the status of outstanding warrants to purchase common stock at March 31, 2020 and the changes during the nine months then ended, is presented in the following table:

	Shares Issuable upon Exercise of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Outstanding at July 1, 2019	6,183,115	$11.50	3.72
Issued	-	-	-
Exercised	(369,311)	11.50	-
Expired/cancelled	-	-	-
Outstanding at March 31, 2020	5,813,804	$11.50	2.89

There was no aggregate intrinsic value for the warrants outstanding as of March 31, 2020.